UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               July 15, 2008
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      31
 Form 13F Information Table Value Total:      $1,103,798
                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   06/30/2008
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC            COM             026874107     34636    1309000 SH       SOLE         1309000         0         0
ANHEUSER BUSCH COS INC             COM             035229103     52684     848100 SH       SOLE          848100         0         0
BANK OF AMERICA CORPORATION        COM             060505104     44631    1869745 SH       SOLE         1869745         0         0
BP PLC                             SPONSORED ADR   055622104     42646     613000 SH       SOLE          613000         0         0
CISCO SYS INC                      COM             17275R102     50242    2160000 SH       SOLE         2160000         0         0
CROSSTEX ENERGY INC                COM             22765Y104     26931     777000 SH       SOLE          777000         0         0
DEVON ENERGY CORP NEW              COM             25179M103     12713     105800 SH       SOLE          105800         0         0
GANNETT INC                        COM             364730101     24566    1133650 SH       SOLE         1133650         0         0
GENERAL ELECTRIC CO                COM             369604103     43291    1622000 SH       SOLE         1622000         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105     16052     363000 SH       SOLE          363000         0         0
JOHNSON & JOHNSON                  COM             478160104     99103    1540300 SH       SOLE         1540300         0         0
KOOKMIN BK NEW                     SPONSORED ADR   50049M109     31522     538746 SH       SOLE          538746         0         0
KRAFT FOODS INC                    CL A            50075N104     51295    1803000 SH       SOLE         1803000         0         0
LORILLARD INC                      COM             544147101     26778     387185 SH       SOLE          387185         0         0
MICROSOFT CORP                     COM             594918104     35763    1300000 SH       SOLE         1300000         0         0
NATIONAL CITY CORP                 COM             635405103     18746    3930000 SH       SOLE         3930000         0         0
NOKIA CORP                         SPONSORED ADR   654902204     20825     850000 SH       SOLE          850000         0         0
PACKAGING CORP AMER                COM             695156109     11336     527000 SH       SOLE          527000         0         0
PFIZER INC                         COM             717081103     31766    1818300 SH       SOLE         1818300         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     86961    2036069 SH       SOLE         2036069         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100     31094    2850000 SH       SOLE         2850000         0         0
TEXAS INSTRS INC                   COM             882508104     22218     789000 SH       SOLE          789000         0         0
TOLL BROTHERS INC                  COM             889478103     34828    1859500 SH       SOLE         1859500         0         0
US BANCORP DEL                     COM NEW         902973304     34082    1222000 SH       SOLE         1222000         0         0
VALERO ENERGY CORP NEW             COM             91913Y100     21018     510400 SH       SOLE          510400         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209      7866     267000 SH       SOLE          267000         0         0
WASTE MGMT INC DEL                 COM             94106L109     38502    1021000 SH       SOLE         1021000         0         0
WEYERHAEUSER CO                    COM             962166104     36565     715000 SH       SOLE          715000         0         0
WYETH                              COM             983024100     82918    1728900 SH       SOLE         1728900         0         0
XTO ENERGY INC                     COM             98385X106     21855     319000 SH       SOLE          319000         0         0
ZORAN CORP                         COM             98975F101     10366     886000 SH       SOLE          886000         0         0
                                                     ------------------
                                   GRAND TOTAL                 1103798